SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 10,077	$ 17,908	$ 17,897
Restricted Stock or Unit Expense	$ 10,100	17,900	17,900
Share Incentive Plan 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized	21,000,000
Share Incentive Plan 2018 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares authorized				38,600,000
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 12,000
Unrecognized compensation cost, recognition period	1 year 7 months 13 days
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 0	$ 0	$ 100